Loans and Financing - Schedule of Breakdown (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings		R$ 212,105	R$ 84,369
Non-current portion of non-current borrowings		778,039	617,533
Current borrowings and current portion of non-current borrowings		(212,105)	(84,369)
Non-current portion of non-current borrowings		(778,039)	(617,533)
Working capital [Member]
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings		30,787	48,468
Non-current portion of non-current borrowings		629,265	511,613
Current borrowings and current portion of non-current borrowings		(30,787)	(48,468)
Non-current portion of non-current borrowings		(629,265)	R$ (511,613)
Working capital [Member] | Weighted average [member]
Schedule of Breakdown [Line Items]
Borrowings, interest rate	[1]		5.79%
Borrowings, interest rate	[1]		5.79%
Working capital – Costs [Member]
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings		8,976
Non-current portion of non-current borrowings		15,271
Current borrowings and current portion of non-current borrowings		(8,976)
Non-current portion of non-current borrowings		(15,271)
Working capital (Resolution 4131) [Member]
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings	[2]	142,665
Non-current portion of non-current borrowings	[2]
Current borrowings and current portion of non-current borrowings	[2]	(142,665)
Non-current portion of non-current borrowings	[2]
Working capital (Resolution 4131) [Member] | Weighted average [member]
Schedule of Breakdown [Line Items]
Borrowings, interest rate	[1],[2]		3.30%
Borrowings, interest rate	[1],[2]		3.30%
Working capital Costs (Resolution 4131) [Member]
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings	[2]	50
Non-current portion of non-current borrowings	[2]
Current borrowings and current portion of non-current borrowings	[2]	(50)
Non-current portion of non-current borrowings	[2]
Working capital - Swap (Resolution 4131) [Member]
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings	[2]	17,536
Non-current portion of non-current borrowings	[2]
Current borrowings and current portion of non-current borrowings	[2]	(17,536)
Non-current portion of non-current borrowings	[2]
Investment financing [Member]
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings		42,353	27,287
Non-current portion of non-current borrowings		99,379	70,650
Current borrowings and current portion of non-current borrowings		(42,353)	(27,287)
Non-current portion of non-current borrowings		(99,379)	R$ (70,650)
Investment financing [Member] | Weighted average [member]
Schedule of Breakdown [Line Items]
Borrowings, interest rate	[1]		11.80%
Borrowings, interest rate	[1]		11.80%
Financial leases liabilities [Member]
Schedule of Breakdown [Line Items]
Current borrowings and current portion of non-current borrowings		22,862	R$ 8,614
Non-current portion of non-current borrowings		64,666	35,270
Current borrowings and current portion of non-current borrowings		(22,862)	(8,614)
Non-current portion of non-current borrowings		R$ (64,666)	R$ (35,270)
Financial leases liabilities [Member] | Weighted average [member]
Schedule of Breakdown [Line Items]
Borrowings, interest rate	[1]		9.55%
Borrowings, interest rate	[1]		9.55%

[1]	Effective weighted average annual cost of interest on December 31, 2024.
[2]	Resolution 4,131 of 1962, issued by the Securities and Exchange Commission, regulates the application of foreign capital entered into Brazil, intended for the production of goods or services, as well as financial or monetary resources, introduced into the country, for application in activities economic.